UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026
Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.
KKR Income Opportunities Fund
Semi-Annual Report
April 30, 2026

Income Opportunities Fund	April 30, 2026 (Unaudited)

The KKR Income Opportunities Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov or on request by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The proxy statements and annual reports include information about the Fund’s Trustees and are available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.kkrfunds.com/kio.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Management’s Discussion of Fund Performance

Looking Back on the Markets – April 30, 2026
Markets entered 2026 following a year characterized by persistent uncertainty, sector-specific stress, and elevated headline volatility. More recently, developments related to artificial intelligence, technology sector valuations, and broader macroeconomic uncertainty contributed to periods of increased market volatility. Macro and geopolitical risks remained elevated, software valuations experienced periods of reassessment, and market expectations for defaults increased relative to historically low levels. Public markets, particularly within certain technology-related sectors, also experienced increased volatility as investors continued to assess prevailing valuation levels.
Throughout 2025 and into early 2026, refinancing and repricing activity continued to represent a significant portion of leveraged finance issuance as borrowers sought to extend maturities, improve balance sheet flexibility, and reduce financing costs where market conditions permitted. Gross global leveraged finance issuance during 2025 totaled approximately $984 billion1, although activity continued to be driven primarily by refinancing and repricing transactions rather than new-money M&A financing. Investor demand generally remained strong across several segments of the credit markets relative to net supply, contributing to relatively favorable financing conditions for higher-quality issuers.
During the first quarter of 2026, credit markets experienced periodic volatility driven by tariffs, monetary policy shifts, persistent inflation, and geopolitical events. The U.S. Federal Reserve’s three consecutive 25-basis-point rate cuts in late 2025 initially provided relief, lowering the target range to 3.50%–3.75%. However, the subsequent decision to pause adjustments through April 2026 reinforced a “higher-for-longer” interest rate outlook to combat stickier inflation. Amid this backdrop, appetite for high-quality income assets remained stable, but market attention shifted toward issuer resilience, structural protections, and risk-adjusted opportunities relative to underlying credit fundamentals.
Income generation remained an important contributor to credit market returns during 2025, while market performance increasingly reflected differentiation across issuers, sectors, and capital structures. Higher-quality credits generally performed more consistently1,2, while weaker structures and businesses facing sector-specific pressures experienced greater volatility and performance dispersion. In this environment, underwriting discipline, structural protections, and careful asset selection remained important considerations as investors increasingly focused on return potential relative to underlying credit risk.
As markets progressed into 2026, investor focus increasingly shifted toward issuer quality, refinancing risk, and structural protections amid a more mature phase of the credit cycle. While default activity remained above historically low levels observed in prior years, defaults generally continued to reflect issuer-specific and sector-specific pressures rather than broad-based deterioration across credit markets. In this environment, refinancing discipline, cash flow durability, and diversified portfolio construction remained important considerations as issuer-specific risks continued to vary across sectors and business models.
Across both public and private markets, companies continued to utilize a broader range of financing solutions to support refinancing activity, optimize capital structures, and fund strategic initiatives. Direct lending, structured financing arrangements, and other customized financing structures continued to be utilized across portions of the market as corporates and financial sponsors sought financing solutions aligned with their capital needs and transaction objectives.

Traded Credit Markets
Amid heightened volatility in global markets, driven by geopolitical conflict, uncertainty around energy prices, and sector-specific softness in software, credit markets experienced a more challenging backdrop in the first few months of 2026. Credit spreads widened across asset classes, alongside upward pressure on yields, as macroeconomic and geopolitical risks became more pronounced and investor sentiment turned more cautious.
Although spreads widened during the repricing episode, much of that widening subsequently reversed. While spreads remain somewhat wider than at the start of the year, they are still close to historically tight levels when viewed in a
1 Pitchbook | LCD, JPMorgan Research and KKR Credit Analysis as of December 31, 2025.
2 Bloomberg | ICE BofA Indices as of December 31, 2025.

Income Opportunities Fund	April 30, 2026 (Unaudited)

longer-time context3,4. However, dispersion across asset classes, ratings cohorts, and sectors tells a different story with software loans and, in particular, CCC-rated loans, seeing meaningfully higher borrowing costs in comparison to other sectors and rating cohorts4.
Shifting to bonds, the U.S. high yield bond market recorded its first negative quarterly return since the third quarter of 2023, driven by spread widening and modest rate pressure. Spreads moved wider early in the quarter before partially retracing into quarter-end, reflecting some stabilization in risk sentiment. Importantly, overall market credit quality has continued to improve, with a higher concentration of BB-rated issuers and a reduced share of lower-rated credits.
Primary market activity remained constructive, with issuance largely driven by refinancing needs as issuers continued to term out maturities and manage liability profiles. At the same time, U.S. high yield default rates remained below long term averages, reinforcing the view that, while volatility has increased, underlying fundamentals are not broadly deteriorating5.
Leveraged loans exhibited a similar pattern, with spreads widening over the quarter and driving yields higher. The asset class remains heavily weighted toward B-rated issuers. Loan issuance remained stable, though the tone became more selective as the quarter progressed5.
Performance divergence was increasingly evident within the loan market. Higher-quality credits outperformed across both U.S. and European markets, while CCC-rated credits lagged4. This underperformance reflects both fundamental pressure and increased investor scrutiny of weaker capital structures.

Fund Description & Performance
KKR Income Opportunities Fund (“KIO” or, the “Fund”) is a diversified, closed-end fund that trades on the New York Stock Exchange under the symbol “KIO.” The Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by employing a dynamic strategy of investing in a targeted portfolio of loans and fixed-income instruments (including derivatives) of US and non-US issuers and implementing hedging strategies in order to seek to achieve attractive risk adjusted returns. Under normal market conditions, KIO will invest at least 80% of its Managed Assets in loans and fixed-income instruments or other instruments, including derivative instruments, with similar economic characteristics. The Fund expects to invest primarily in first and second lien secured loans, unsecured loans and high-yield corporate debt instruments of varying maturities.
Alongside broader market volatility, the Fund has traded at a discount to net asset value (“NAV”) over the six month period ended April 30, 20266. In market terms, KIO generated total return, inclusive of dividends, of -0.24%7 return during the six months ended April 30, 2026. On a NAV basis, the strategy has delivered total returns, net of fees and inclusive of dividends, of +0.4%7 during the six months ended April 30, 2026.
Diving deeper into NAV performance drivers, positions within the leisure, basic industry, and telecommunications sectors were the top contributors during the six months ended April 30, 2026. On an asset class basis, exposures to high yield bonds and bank loans have driven similarly positive performance contributions, while structured credit, convertible bonds, and equities have detracted. From a rating perspective, performance was led by CCC & below rated assets followed by B rated assets, while Not-Rated assets have detracted year to date.

3 Bloomberg | ICE BofA Indices and KKR Credit Analysis as of April 30, 2026.
4 Pitchbook | LCD and KKR Credit Analysis as of April 30, 2026.
5 JP Morgan Research and KKR Credit Analysis as of April 30, 2026.
6 Bloomberg as of April 30, 2026.
7 Performance data from U.S. Bank as of April 30, 2026.

Income Opportunities Fund	April 30, 2026 (Unaudited)

As of April 30, 2026, the Fund’s portfolio was comprised of the following:

Investments in securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	—%	43.59%	2.72%	46.31%
High Yield Securities	—%	34.55%	—%	34.55%
Asset Backed Securities	—%	—%	11.72%	11.72%
Equity and Other Investments	0.62%	0.09%	1.57%	2.28%
Money Market Fund	5.14%	—%	—%	5.14%
Total investments in securities	5.76%	78.23%	16.01%	100.00%

Business Updates

We thank you for your partnership and continued investment in KIO. We look forward to continued communications and will keep you apprised of the progress of KIO specifically and the leveraged finance marketplace generally. Fund information is available on our website at kkrfunds.com/kio.
Disclosures
The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.
The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000 and it was back-loaded with four years of data dating to 1997.
It is not possible to invest directly in an index.
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 or visit www.kkrfunds.com/kio for performance results current to the most recent calendar quarter-end.
Must be preceded or accompanied by a prospectus.
An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Schedule of Investments
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 69.32%

Aerospace & Defense - 0.13%
V2X LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	641	$645

Alternative Carriers - 1.63%
Iridium Satellite LLC	TL 1L 05/24	SOFR + 2.25%	9/20/2030	USD	5,802	5,714
Level 3 Financing Inc	TL 1L 09/25	SOFR + 3.25%	3/11/2030	USD	2,336	2,333	(c)

Application Software - 12.1%
CDK Global II LLC	TL 1L B 12/24	SOFR + 3.25%	7/6/2029	USD	7,726	4,778
Cision Ltd	TL 1L 04/25	SOFR + 4.25%	4/29/2030	USD	1,295	1,287	(c)
Cloud Software Group Inc	TL 1L B2 08/25	SOFR + 3.25%	3/21/2031	USD	1,338	1,241
Dayforce ( fka Ceridian Corp)	TL 1L B 10/25	SOFR + 3.00%	8/20/2032	USD	1,918	1,814
Dye & Durham Ltd	TL 1L B 03/24	SOFR + 4.25%	4/11/2031	USD	3,589	3,147
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,109	1,079
Kaseya Inc	TL 1L B 03/25	SOFR + 3.25%	3/22/2032	USD	1,909	1,742
McAfee LLC	TL 1L B1 12/24	SOFR + 3.00%	3/1/2029	USD	12,371	10,932
Misys Ltd	TL 1L B 07/25 EUR	EURIBOR + 4.25%	9/15/2032	EUR	5,319	5,942
Misys Ltd	TL 1L B 09/25 USD	SOFR + 3.75%	9/15/2032	USD	6,751	6,446
Murchell International Inc	TL 1L B 04/26	SOFR + 3.00%	6/17/2031	USD	1,846	1,804
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	1,242	981
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	4,380	3,660
RealPage Inc	TL 1L B 04/21	SOFR + 3.00%	4/24/2028	USD	7,442	7,297
Solera LLC	TL 2L 06/21	SOFR + 9.00%	6/4/2029	USD	9,615	7,620	(b) (c)

Automotive Parts & Equipment - 7.74%
Innovative XCessories & Services LLC	TL 1L 08/25	SOFR + 5.50%	9/5/2029	USD	6,044	6,076
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	19,416	18,207
Terrepower LLC	TL 1L 01/26	SOFR + 6.00%	7/25/2029	USD	3,987	3,907
Terrepower LLC	TL 1L B 06/22	SOFR + 5.25%	7/25/2029	USD	11,207	10,143
Terrepower LLC	TL 1L DD 01/26	SOFR + 6.50%	7/25/2029	USD	3,987	(80)	(f)

Automotive Retail - 0.39%
RV Retailer LLC	TL 1L B 02/26	SOFR + 4.50%	2/26/2033	USD	1,994	1,928

Broadcasting - 3.47%
NEP Broadcasting LLC	TL 1L B 09/25 EUR	EURIBOR + 4.75%	10/17/2031	EUR	1,073	1,153
NEP Broadcasting LLC	TL 1L B 09/25 USD	SOFR + 4.50%	10/17/2031	USD	17,675	15,992

Broadline Retail - 0.97%
Zoopla Ltd	TL 1L B3 10/25	SONIA + 4.75%	7/20/2028	GBP	3,660	4,779

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Building Products - 4.13%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.50%	12/22/2032	USD	1,725	$1,742
Hunter Douglas Inc	TL 1L B1 01/25	SOFR + 3.00%	1/17/2032	USD	1,841	1,827
MI Windows and Doors Inc	TL 1L B2 03/24	SOFR + 2.75%	3/28/2031	USD	1,840	1,813
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR + 4.25%	4/29/2029	USD	13,838	9,783
PrimeSource Building Products Inc	TL 1L B 09/25	SOFR + 4.50%	3/15/2031	USD	3,410	3,411
White Cap Construction Supply Inc	TL 1L B 06/24	SOFR + 3.25%	10/19/2029	USD	1,851	1,845

Cable & Satellite - 0.1%
CSC Holdings LLC (Altice USA)	TL 1L B5 10/19	PRIME + 1.50%	4/15/2027	USD	578	512

Commercial Printing - 1.56%
Multi-Color Corp	TL 1L B 10/21 EUR		10/30/2028	EUR	12,646	6,566	(d)
Multi-Color Corp	TL 1L DD 02/26	SOFR + 6.75%	12/2/2026	USD	1,157	1,161

Commodity Chemicals - 3.35%
Geon Performance Solutions LLC	TL 1L B 08/21	SOFR + 4.25%	8/18/2028	USD	6,625	6,087
Ineos Quattro Holdings Ltd	TL 1L B 01/20 EUR	EURIBOR + 2.00%	1/29/2027	EUR	5,079	5,932
Ineos Quattro Holdings Ltd	TL 1L B 03/23	SOFR + 3.75%	3/14/2030	USD	265	239
Ineos Quattro Holdings Ltd	TL 1L B 10/23	SOFR + 4.25%	4/2/2029	USD	215	198
Ineos Quattro Holdings Ltd	TL 1L B 10/24	EURIBOR + 4.25%	10/7/2031	EUR	348	367
Mativ Holdings Inc	TL 1L B 03/26	SOFR + 4.50%	3/26/2033	USD	2,635	2,618
SI Group Inc	TL 1L 12/25	5.00% PIK, SOFR + 1.00%	12/31/2030	USD	1,090	1,090	(b) (c)

Construction Machinery & Heavy Transportation Equipment - 2.78%
Accuride Corp	TL 1L 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	2,423	4,459	(b) (c)
American Trailer Works Inc	TL 1L 02/21	SOFR + 3.75%	3/3/2028	USD	12,285	9,278

Construction Materials - 2.02%
BME Group Holding BV	TL 1L B2 09/23 EUR	EURIBOR + 4.75%	12/31/2029	EUR	11,183	9,959

Data Processing & Outsourced Services - 0.89%
VeriFone Systems Inc	TL 1L 03/25	SOFR + 5.25%	8/18/2028	USD	3,791	3,606
West Corp	TL 1L B3 01/23		4/10/2027	USD	4,040	784	(d)

Diversified Chemicals - 2.2%
Chemours Co/The	TL 1L B4 10/25	SOFR + 3.50%	10/15/2032	USD	3,700	3,698
Ineos Finance PLC	TL 1L B 02/23	SOFR + 3.25%	2/19/2030	USD	3,795	3,544
Ineos Finance PLC	TL 1L B 10/20 EUR	EURIBOR + 3.00%	10/29/2027	EUR	617	722
Ineos Finance PLC	TL 1L B 11/21 EUR	EURIBOR + 2.75%	11/8/2028	EUR	948	1,101
Ineos Finance PLC	TL 1L B 12/24	SOFR + 3.00%	2/7/2031	USD	1,963	1,824

Diversified Metals & Mining - 0.41%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,084	2,004	(b)

Diversified Support Services - 1.04%
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Alight Solutions LLC (aka Tempo)	TL 1L B1 01/25	SOFR + 1.75%	8/31/2028	USD	1,502	$1,117
DTI Holdco Inc (dba Epiq)	TL 1L 04/22	SOFR + 4.00%	4/26/2029	USD	3,932	3,580
Legence Holdings LLC (aka Therma)	TL 1L 10/25	SOFR + 2.25%	12/16/2031	USD	462	464

Environmental & Facilities Services - 1.74%
Brock Group LLC/The	TL 1L 02/26	SOFR + 6.00%	5/2/2030	USD	559	560
Brock Group LLC/The	TL 1L B 04/24	SOFR + 5.75%	5/2/2030	USD	8,041	8,061

Financial Exchanges & Data - 0.41%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	539	530
IntraFi Network LLC	TL 1L B 08/25	SOFR + 4.00%	7/31/2031	USD	1,518	1,494

Food Distributors - 0%
Biscuits Poult SAS	TL 1L B 01/20	EURIBOR + 4.00%	2/12/2027	EUR	16	16

Health Care Facilities - 0.23%
ScionHealth	TL 1L B 12/21		12/23/2028	USD	1,671	1,156	(d)

Health Care Services - 0.35%
CHG Healthcare Services Inc	TL 1L 07/25	SOFR + 2.75%	9/29/2028	USD	893	895
Inizio Group Ltd	TL 1L B 08/21 EUR	EURIBOR + 4.00%	8/19/2028	EUR	752	814

Health Care Technology - 4.53%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	20,844	20,527
Zelis Healthcare LLC	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	1,865	1,847

Hotels, Resorts & Cruise Lines - 0.15%
Travel + Leisure Co	TL 1L B 12/25	SOFR + 2.00%	12/14/2029	USD	752	753

Human Resource & Employment Services - 0.46%
HireRight Holdings Corp	TL 1L B 02/25	SOFR + 3.25%	9/30/2030	USD	256	237
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,371	1,006	(b) (c)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	749	(b)

Industrial Machinery & Supplies & Components - 2.15%
CPM Holdings Inc	TL 1L 09/23	SOFR + 4.50%	9/28/2028	USD	1,821	1,825
Dexko Global Inc	TL 1L 02/26	SOFR + 4.50%	10/4/2031	USD	1,333	1,270
Dexko Global Inc	TL 1L 03/26	EURIBOR + 4.75%	10/9/2031	EUR	3,875	4,461
Dexko Global Inc	TL 1L 03/26	EURIBOR + 4.75%	10/20/2031	EUR	2,675	3,080

Integrated Telecommunication Services - 1.7%
Level 3 Financing Inc	TL 1L B4 09/25	SOFR + 3.25%	3/29/2032	USD	2,088	2,098
Numericable-SFR	TL 1L B11 10/25 EUR	EURIBOR + 4.38%	4/30/2028	EUR	1,374	1,623
Numericable-SFR	TL 1L B14 10/25 EUR	EURIBOR + 6.88%	5/30/2031	EUR	3,909	4,689

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
IT Consulting & Other Services - 0.59%
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	3,546	$2,914
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	29	23

Leisure Facilities - 1.71%
Aimbridge Acquisition Co Inc	TL 1L 02/25 (First Out)	SOFR + 5.50%	3/11/2030	USD	1,715	1,715	(b)
Aimbridge Acquisition Co Inc	TL 1L 02/25 (Second Out)	6.00% PIK, SOFR + 1.50%	3/11/2030	USD	1,194	1,194	(b) (c)
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	5,570	5,538

Leisure Products - 2.59%
Callaway Golf Co	TL 1L B 03/23	SOFR + 2.75%	3/15/2030	USD	515	519
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	12,835	12,254

Oil & Gas Storage & Transportation - 0.19%
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	917	924

Other Specialty Retail - 1.17%
Harbor Freight Tools USA Inc	TL 1L B 05/24	SOFR + 2.25%	6/11/2031	USD	5,803	5,803

Packaged Foods & Meats - 0.38%
Valeo Foods Group Ltd	TL 1L B 01/26 EUR	EURIBOR + 4.00%	9/30/2031	EUR	1,609	1,867

Pharmaceuticals - 0.08%
Antigua Bidco Ltd	TL 1L B3 05/24 EUR	EURIBOR + 4.25%	2/28/2030	EUR	554	405

Publishing - 0.3%
Emerald Expositions Holding Inc	TL 1L B 08/25	SOFR + 3.25%	1/30/2032	USD	1,464	1,469

Real Estate Services - 0.56%
Emeria Europe SAS	TL 1L B 03/21 EUR	EURIBOR + 3.50%	3/27/2028	EUR	2,797	2,749

Specialty Chemicals - 1.65%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	3,068	2,711
Flint Group GmbH	TL 2L B 09/23 PIK		12/29/2028	EUR	379	21	(c) (d)
Lonza Specialty Ingredients	TL 1L B 04/21 EUR	EURIBOR + 3.93%	7/3/2028	EUR	4,942	5,401

Systems Software - 3.47%
Champion/DSM engg	TL 1L B 02/25 EUR	EURIBOR + 3.50%	3/1/2030	EUR	3,565	3,856
Flint Group GmbH	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	9,368	7,459
Lonza Specialty Ingredients	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	7,905	5,820
TOTAL LEVERAGED LOANS (Amortized cost $363,185)						$342,533
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
High Yield Securities - 51.71%

Alternative Carriers - 1.29%
iliad SA	8.500% 04/2031	4/15/2031	USD	3,446	$3,658	(e)
Zayo Group LLC	9.250% 03/2030	3/9/2030	USD	2,724	2,727	(c) (e)

Application Software - 2.68%
Cision Ltd	10.000% 06/2031	6/30/2031	USD	5,869	1,232	(e)
Cloud Software Group Inc	8.000% 06/2030	6/15/2030	USD	9,872	9,531	(e)
Dye & Durham Ltd	8.625% 04/2029	4/15/2029	USD	2,819	2,461	(e)

Asset Management & Custody Banks - 1.14%
Hightower Holding LLC	9.125% 01/2030	1/31/2030	USD	2,064	2,153	(e)
True Potential Group Ltd	8.000% 07/2031	7/15/2031	GBP	2,555	3,498	(e)

Automotive Parts & Equipment - 0.82%
Adient Global Holdings Ltd	7.500% 02/2033	2/15/2033	USD	1,870	1,914	(e)
Garrett Motion Inc	5.625% 05/2031	5/15/2031	EUR	797	951	(e)
LCI Industries	3.000% 03/2030	3/1/2030	USD	138	164
Truck Hero Inc	6.250% 02/2029	2/1/2029	USD	2,463	1,029	(e)

Automotive Retail - 1.29%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USD	6,368	6,353	(e)

Biotechnology - 0.3%
Immunocore Holdings PLC	2.500% 02/2030	2/1/2030	USD	1,643	1,470

Broadline Retail - 0.23%
Bubbles Bidco SPA	4.250% 09/2031 EUR FRN	9/30/2031	EUR	976	1,159	(e)

Building Products - 2.92%
MI Windows and Doors Inc	5.500% 02/2030	2/1/2030	USD	8,012	7,398	(e)
PrimeSource Building Products Inc	8.750% 12/2030	12/31/2030	USD	7,442	7,045	(e)

Cable & Satellite - 2.51%
Block Communications Inc	10.250% 03/2031	3/1/2031	USD	1,698	1,573	(e)
CSC Holdings LLC (Altice USA)	11.750% 01/2029	1/31/2029	USD	608	436	(e)
CSC Holdings LLC (Altice USA)	4.125% 12/2030	12/1/2030	USD	5,589	3,332	(e)
CSC Holdings LLC (Altice USA)	5.500% 04/2027	4/15/2027	USD	270	228	(e)
Virgin Media Inc	7.500% 07/2033	7/15/2033	EUR	3,297	3,536	(e)
Virgin Media Inc	8.500% 03/2033	3/15/2033	USD	508	456	(e)
Ziggo BV	5.125% 02/2030	2/28/2030	USD	2,049	1,799	(e)
Ziggo BV	7.500% 01/2033	1/15/2033	USD	1,062	1,030	(e)

Casinos & Gaming - 0.29%
Great Canadian Gaming Corp	8.750% 11/2029	11/15/2029	USD	1,453	1,417	(e)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Commercial Printing - 0.11%
Multi-Color Corp	9.500% 11/2028	11/1/2028	USD	1,302	$566	(d) (e)

Commodity Chemicals - 0.82%
Ineos Quattro Holdings Ltd	9.625% 03/2029	3/15/2029	USD	1,695	1,646	(e)
Mativ Holdings Inc	8.000% 10/2029	10/1/2029	USD	2,464	2,388	(e)

Construction & Engineering - 2.07%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030	8/1/2030	USD	1,621	1,494	(e)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028	9/1/2028	USD	8,348	8,723	(e)

Construction Materials - 0.37%
Smyrna Ready Mix Concrete LLC	8.875% 11/2031	11/15/2031	USD	1,758	1,842	(e)

Consumer Finance - 0.78%
goeasy Ltd	9.250% 12/2028	12/1/2028	USD	2,192	2,074	(e)
Lendmark Financial Services LLC	8.750% 07/2030	7/15/2030	USD	1,859	1,798	(e)

Data Processing & Outsourced Services - 0.13%
Asurion LLC/CA	8.000% 12/2032	12/31/2032	USD	618	646	(e)

Diversified Banks - 0.09%
Lloyds Banking Group PLC	5.590% 11/2035	11/26/2035	USD	444	453

Diversified Chemicals - 2.58%
Chemours Co/The	4.625% 11/2029	11/15/2029	USD	7,954	7,635	(e)
Chemours Co/The	8.000% 01/2033	1/15/2033	USD	1,906	1,966	(e)
Ineos Finance PLC	7.250% 03/2031	3/31/2031	EUR	2,778	3,169	(e)

Diversified Support Services - 1.58%
Allied Universal Holdco LLC	6.000% 06/2029	6/1/2029	USD	4,479	4,448	(e)
Garda World Security Corp	8.250% 08/2032	8/1/2032	USD	1,418	1,452	(e)
Garda World Security Corp	8.375% 10/2032	11/15/2032	USD	1,835	1,895	(e)

Footwear - 1.86%
Skechers USA Inc	10.750% 07/2033	7/15/2033	USD	7,222	7,949	(c) (e)
Skechers USA Inc	5.250% 07/2032	7/15/2032	EUR	1,080	1,264	(e)

Health Care Facilities - 1.05%
CHS/Community Health Systems, Inc.	9.750% 01/2034	1/15/2034	USD	5,023	5,187	(e)

Hotels, Resorts & Cruise Lines - 4.18%
Marriott Ownership Resorts Inc	6.500% 10/2033	10/1/2033	USD	1,578	1,519	(e)
NCL Corp Ltd	0.750% 09/2030	9/15/2030	USD	14,102	13,216	(e)
NCL Corp Ltd	0.875% 04/2030	4/15/2030	USD	5,602	5,903

Industrial Machinery & Supplies & Components - 0.35%
JBT Marel Corp	0.375% 09/2030	9/15/2030	USD	1,852	1,746	(e)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes

Insurance Brokers - 1.03%
Ardonagh Group Ltd/The	6.875% 02/2031	2/15/2031	EUR	4,315	$5,074	(e)

Integrated Oil & Gas - 0.06%
Eni SpA	5.950% 05/2054	5/15/2054	USD	289	289	(e)

Integrated Telecommunication Services - 1.34%
Level 3 Financing Inc	8.500% 01/2036	1/15/2036	USD	6,175	6,621	(e)
Numericable-SFR	6.500% 10/2031	10/15/2031	USD	—	—	(e)

Interactive Media & Services - 0.36%
Snap Inc	6.875% 03/2033	3/1/2033	USD	1,819	1,772	(e)

IT Consulting & Other Services - 3.55%
Sabre Inc	10.750% 03/2030	3/15/2030	USD	5,469	4,727	(e)
Sabre Inc	10.750% 11/2029	11/15/2029	USD	2,561	2,231	(e)
Sabre Inc	11.125% 06/2029	6/15/2029	USD	3,605	3,704	(e)
Sabre Inc	11.125% 07/2030	7/15/2030	USD	6,317	5,441	(e)
Sabre Inc	7.320% 08/2026	8/1/2026	USD	1,451	1,456

Leisure Facilities - 6.92%
David Lloyd Leisure Ltd	7.000% 11/2031 GBP	11/20/2031	GBP	1,680	2,289	(e)
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	EUR	12,423	14,256	(e)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	USD	8,546	8,209	(e)
Merlin Entertainments PLC	7.375% 06/2030	6/15/2030	EUR	78	81	(e)
Six Flags Entertainment Corp	5.250% 07/2029	7/15/2029	USD	3,903	3,757	(e)
Six Flags Entertainment Corp	7.250% 05/2031	5/15/2031	USD	3,915	3,864	(e)
Six Flags Entertainment Corp	8.625% 01/2032	1/15/2032	USD	1,689	1,718	(e)

Oil & Gas Exploration & Production - 1.39%
Northern Oil & Gas Inc	3.625% 04/2029	4/15/2029	USD	1,348	1,434
Northern Oil & Gas Inc	7.875% 10/2033	10/15/2033	USD	1,824	1,891	(e)
Northern Oil & Gas Inc	8.750% 06/2031	6/15/2031	USD	1,743	1,821	(e)
Talos Production Inc	9.375% 02/2031	2/1/2031	USD	1,623	1,728	(e)

Oil & Gas Storage & Transportation - 1.54%
Genesis Energy	8.875% 04/2030	4/15/2030	USD	1,420	1,488
Global Partners LP / GLP Finance Corp	8.250% 01/2032	1/15/2032	USD	297	312	(e)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032	2/15/2032	USD	3,763	3,951	(e)
TransMontaigne Partners LLC	8.500% 06/2030	6/15/2030	USD	1,801	1,865	(e)

Paper Products - 0.95%
Fiber Bidco Spa	10.750% 06/2029 SUN	6/15/2029	EUR	5,277	4,577	(c) (e)
Fiber Bidco Spa	6.125% 06/2031	6/15/2031	EUR	106	120	(e)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Pharmaceuticals - 0.38%
Genmab A/S	7.250% 12/2033	12/15/2033	USD	1,813	$1,891	(e)

Real Estate Operating Companies - 0.95%
Heimstaden AB	7.361% 01/2031 SUN REGS EUR	1/24/2031	EUR	883	1,053	(e)
Heimstaden AB	8.375% 01/2030 SUN REGS EUR	1/29/2030	EUR	2,981	3,664	(e)

Real Estate Services - 1.95%
Compass Inc (and Anywhere Real Estate Group)	7.000% 04/2030	4/15/2030	USD	2,179	2,182	(e)
Compass Inc (and Anywhere Real Estate Group)	9.750% 04/2030	4/15/2030	USD	5,115	5,465	(e)
Emeria Europe SAS	3.375% 03/2028	3/31/2028	EUR	2,081	1,999	(e)

Restaurants - 1.52%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USD	7,746	7,510	(e)

Specialty Chemicals - 0.31%
Solenis International LP	5.375% 10/2029	10/1/2029	EUR	1,383	1,538	(e)
TOTAL HIGH YIELD SECURITIES (Amortized cost $261,673)					$255,507

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Asset Backed Securities - 17.54%

Specialized Finance - 17.54%
AB BSL CLO 2 Ltd	ABBSL 2021-2A ER	SOFR + 5.90%	4/15/2039	USD	676	$679	(b) (e)
AB BSL CLO 7 Ltd	ABBSL 2025-7A E	SOFR + 5.60%	1/15/2039	USD	830	833	(b) (e)
AGL CLO 12 Ltd	AGL 2021-12A ER	SOFR + 6.35%	10/20/2038	USD	1,032	1,021	(b) (e)
AGL CLO 29 Ltd	AGL 2024-29A ER	SOFR + 6.37%	4/21/2039	USD	705	712	(b) (e)
AGL CLO 7 Ltd	AGL 2020-7A ER2	SOFR + 5.75%	10/15/2038	USD	1,119	1,084	(b) (e)
Aimco CLO 14 Ltd	AIMCO 2021-14A E2R	SOFR + 6.50%	10/20/2038	USD	354	355	(b) (e)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	447	446	(b) (e)
Anchorage Capital Clo 11 Ltd	ANCHC 2019-11A ER2	SOFR + 7.33%	7/22/2037	USD	438	443	(b) (e)
Anchorage Capital CLO 2026-22 Ltd	ANCHC 2026-22A ER4	SOFR + 5.50%	1/20/2039	USD	425	420	(b) (e)
Apna Park Clo DAC	APNAP 1A F	EURIBOR + 7.90%	12/15/2038	EUR	821	958	(b) (e)
Arbour CLO V DAC	ARBR 5A ER	EURIBOR + 5.80%	6/15/2038	EUR	258	307	(b) (e)
Ares LIII CLO Ltd	ARES 2019-53A ER2	SOFR + 5.50%	10/24/2036	USD	338	326	(b) (e)
ARES Loan Funding III Ltd	ARES 2022-ALF3A ER2	SOFR + 6.52%	4/25/2039	USD	865	881	(b) (e)
Ares LVII CLO Ltd	ARES 2020-57A ER2	SOFR + 5.50%	10/25/2038	USD	513	507	(b) (e)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	1,088	1,064	(b) (e)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,381	(b) (e)
Aurium CLO XII DAC	ACLO 12A E	EURIBOR + 6.00%	10/17/2037	EUR	496	580	(b) (e)
Bain Capital CLO 2026-1	BCC 2026-1A E	SOFR + 4.75%	4/26/2039	USD	937	930	(b) (e)
Bain Capital Credit CLO 2023-1 Ltd	BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	820	793	(b) (e)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Bain Capital Euro CLO 2023-1 DAC	BCCE 2023-1A ER	EURIBOR + 6.00%	1/25/2038	EUR	250	$292	(b) (e)
Bain Capital Euro CLO 2024-1 DAC	BCCE 2024-1A FR	EURIBOR + 8.22%	10/24/2039	EUR	400	439	(b) (e)
Balboa Bay Loan Funding 2024-1 Ltd	BOBA 2024-1A E	SOFR + 6.25%	7/20/2037	USD	1,086	1,091	(b) (e)
Ballyrock CLO 20 Ltd	BALLY 2022-20A DR3	SOFR + 5.85%	10/15/2036	USD	581	560	(b) (e)
Barings CLO Ltd 2024-I	BABSN 2024-1A ER	SOFR + 6.19%	1/20/2039	USD	497	502	(b) (e)
Barings Euro CLO 2024-1 DAC	BABSE 2024-1A FR	EURIBOR + 8.57%	4/20/2039	EUR	686	766	(b) (e)
Bbam European Clo VIII DAC	BBAME 8A F	EURIBOR + 8.50%	1/26/2040	EUR	427	497	(b) (e)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A ER	SOFR + 7.10%	3/31/2038	USD	657	617	(b) (e)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	514	499	(b) (e)
Brant Point Clo 2024-3 Ltd	BRTPT 2024-3A ER	SOFR + 6.83%	1/20/2039	USD	295	295	(b) (e)
Carlyle Euro CLO 2024-1 DAC	CGMSE 2024-1A ER	EURIBOR + 8.70%	1/15/2039	EUR	707	822	(b) (e)
Carlyle US CLO 2020-2 Ltd	CGMS 2020-2A DR2	SOFR + 6.00%	1/25/2035	USD	180	172	(b) (e)
Carlyle US CLO 2022-3 Ltd	CGMS 2022-3A ER2	SOFR + 6.25%	4/20/2039	USD	695	685	(b) (e)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	395	(b) (e)
CarVal CLO IV Ltd	CARVL 2021-1A ER	SOFR + 6.60%	3/31/2038	USD	765	759	(b) (e)
CarVal CLO VI-C Ltd	CARVL 2022-1A ER	SOFR + 6.10%	3/21/2038	USD	466	463	(b) (e)
Carval Clo XII-C Ltd	CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	892	896	(b) (e)
CBAM 2018-5 Ltd	CBAM 2018-5A ER	SOFR + 5.80%	10/17/2038	USD	621	618	(b) (e)
CBAMR 2017-4 Ltd	CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	587	588	(b) (e)
CBAMR 2019-9 Ltd	CBAMR 2019-9A ER	SOFR + 7.05%	7/15/2037	USD	679	676	(b) (e)
CIFC Funding 2022-V Ltd	CIFC 2022-5A ER2	SOFR + 6.54%	3/16/2038	USD	457	465	(b) (e)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	409	(b) (e)
Contego Clo XIV DAC	CONTE 14A E	EURIBOR + 5.50%	10/15/2037	EUR	614	727	(b) (e)
Contego Clo XV DAC	CONTE 15A E	EURIBOR + 5.45%	4/15/2040	EUR	419	493	(b) (e)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A ER	EURIBOR + 5.55%	6/15/2037	EUR	393	463	(b) (e)
CVC Cordatus Loan Fund XXXVIII DAC	CORDA 38A F	EURIBOR + 8.57%	7/15/2040	EUR	542	633	(b) (e)
Dryden 105 CLO Ltd	DRSLF 2023-105A ER	SOFR + 7.12%	4/15/2038	USD	537	543	(b) (e)
Dryden 131 Euro Clo DAC	DRYD 131A E	EURIBOR + 6.30%	4/15/2039	EUR	746	878	(b) (e)
Dryden 87 CLO Ltd	DRSLF 2021-87A ER	SOFR + 6.35%	8/20/2038	USD	792	789	(b) (e)
Dryden 90 Clo Ltd	DRSLF 2021-90A ER	SOFR + 5.90%	11/15/2038	USD	1,096	1,097	(b) (e)
Elevation CLO 2021-14 Ltd	AWPT 2021-14A ER	SOFR + 6.45%	1/20/2038	USD	4,055	3,766	(b) (e)
Elmwood CLO 23 Ltd	ELM23 2023-2A ER	SOFR + 5.90%	4/16/2036	USD	185	185	(b) (e)
Elmwood CLO 26 Ltd	ELM26 2024-1A ER	SOFR + 6.18%	4/18/2039	USD	1,193	1,209	(b) (e)
Empower CLO 2023-2 Ltd	EMPWR 2023-2A ER	SOFR + 5.60%	10/15/2038	USD	232	232	(b) (e)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	356	(b) (e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ER4	SOFR + 6.50%	4/16/2034	USD	319	309	(b) (e)
Galaxy XXV CLO Ltd	GALXY 2018-25A ERR	SOFR + 5.75%	4/25/2036	USD	465	449	(b) (e)
Harvest CLO XXXVII DAC	HARVT 37A F	EURIBOR + 8.07%	1/15/2039	EUR	467	544	(b) (e)
Harvest US CLO 2025-3 Ltd	HARUS 2025-3A E	SOFR + 5.85%	1/15/2038	USD	615	618	(b) (e)
Harvest US CLO 2026-1 Ltd	HARUS 2026-1A E	SOFR + 5.25%	4/20/2039	USD	802	802	(b) (e)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
HPS Loan Management 2023-18 Ltd	HLM 2023-18A ER	SOFR + 6.00%	7/20/2039	USD	301	$298	(b) (e)
ICG US CLO 2022-1i Ltd	ICG 2022-1A ER	SOFR + 6.55%	10/20/2038	USD	443	441	(b) (e)
Jamestown CLO XII Ltd	JTWN 2019-1A ERR	SOFR + 6.85%	3/20/2038	USD	1,062	1,019	(b) (e)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,020	913	(b) (e)
Jubilee Clo 2026-XXXIII DAC	JUBIL 2026-33A F	EURIBOR + 8.82%	10/15/2040	EUR	500	590	(b) (e)
Kennedy Lewis CLO 12 Ltd	GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	445	445	(b) (e)
Kennedy Lewis Clo 13 Ltd	KLLM 2023-13A ER	SOFR + 6.75%	1/20/2038	USD	392	389	(b) (e)
Kennedy Lewis CLO 15 Ltd	KLLM 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	382	(b) (e)
Kettles Park Clo DAC	KETTL 1A F	EURIBOR + 8.80%	6/15/2039	EUR	475	527	(b) (e)
Kings Park CLO Ltd	KINGP 2021-1A ER	SOFR + 6.05%	1/21/2039	USD	615	573	(b) (e)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,460	1,297	(b) (e)
Madison Park Funding XXXV Ltd	MDPK 2019-35A ER2	SOFR + 6.00%	2/13/2039	USD	978	895	(b) (e)
Magnetite XXIII Ltd	MAGNE 2019-23A ER2	SOFR + 4.60%	1/25/2035	USD	697	675	(b) (e)
Marble Point CLO XIX Ltd	MP19 2020-3A ER2	SOFR + 6.50%	10/19/2038	USD	797	771	(b) (e)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	684	648	(b) (e)
Marble Point CLO XVII Ltd	MP17 2020-1A ER	SOFR + 7.75%	7/20/2037	USD	285	268	(b) (e)
Marble Point Clo XXV Ltd	MP25 2022-2A ERR	SOFR + 6.60%	10/20/2036	USD	827	810	(b) (e)
MidOcean Credit CLO XII Ltd	MIDO 2023-12A ERR	SOFR + 6.50%	7/18/2038	USD	1,098	1,078	(b) (e)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	291	283	(b) (e)
Newbridge Park CLO DAC	NEWBR 1A F	EURIBOR + 7.60%	4/15/2040	EUR	520	579	(b) (e)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	960	(b) (e)
Oaktree CLO 2023-2 Ltd	OAKCL 2023-2A ER	SOFR + 6.00%	7/20/2038	USD	462	453	(b) (e)
OCP Euro CLO 2020-4 DAC	OCPE 2020-4A FRR	EURIBOR + 8.62%	10/20/2039	EUR	250	284	(b) (e)
OCP Euro CLO 2026-15 DAC	OCPE 2026-15A F	EURIBOR + 7.87%	4/18/2039	EUR	654	763	(b) (e)
Octagon 55 Ltd	OCT55 2021-1A ER	SOFR + 6.00%	3/20/2038	USD	655	648	(b) (e)
Octagon 66 Ltd	OCT66 2022-1A ER2	SOFR + 7.50%	2/16/2037	USD	316	315	(b) (e)
Octagon Investment Partners 43 Ltd	OCT43 2019-1A ER	SOFR + 6.35%	10/15/2038	USD	831	831	(b) (e)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	613	584	(b) (e)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A FR	EURIBOR + 8.40%	10/15/2038	EUR	1,039	1,208	(b) (e)
Parallel 2023-1 Ltd	PARL 2023-1A DR	SOFR + 7.25%	7/20/2036	USD	956	948	(b) (e)
Penta CLO 10 DAC	PENTA 2021-10A F	EURIBOR + 8.80%	11/20/2034	EUR	965	1,115	(b) (e)
Penta CLO 11 DAC	PENTA 2022-11A FRR	EURIBOR + 8.00%	1/15/2039	EUR	543	634	(b) (e)
Penta CLO 12 DAC	PENTA 2022-12A FRR	EURIBOR + 8.50%	11/9/2038	EUR	468	544	(b) (e)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	340	404	(b) (e)
Penta CLO 15 DAC	PENTA 2023-15A FR	EURIBOR + 8.50%	10/15/2038	EUR	433	505	(b) (e)
Penta CLO 17 DAC	PENTA 2024-17A FR	EURIBOR + 7.95%	2/15/2039	EUR	625	709	(b) (e)
Pikes Peak CLO 10	PIPK 2022-10A ER	SOFR + 5.90%	1/22/2038	USD	584	566	(b) (e)
Pikes Peak Clo 22	PIPK 2026-22A E	SOFR + 5.70%	4/20/2039	USD	784	790	(b) (e)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,364	1,331	(b) (e)
PPM CLO 4 Ltd	PPMC 2020-4A ER2	SOFR + 7.18%	3/18/2038	USD	763	709	(b) (e)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Providus Clo XII DAC	PRVD 12A E	EURIBOR + 5.80%	8/18/2038	EUR	380	$450	(b) (e)
Regatta XVI Funding Ltd	REG16 2019-2A ER2	SOFR + 5.65%	4/15/2039	USD	345	338	(b) (e)
Regatta XXII Funding Ltd	REG22 2022-2A ER2	SOFR + 5.75%	1/15/2039	USD	381	379	(b) (e)
Regatta XXVI Funding Ltd	REG26 2023-2A ER	SOFR + 5.90%	1/25/2039	USD	472	465	(b) (e)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 6.85%	4/25/2037	USD	376	373	(b) (e)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,184	(b) (e)
Sandstone Peak Ltd	SAND 2021-1A ER2	SOFR + 7.31%	4/15/2038	USD	1,099	1,095	(b) (e)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	717	677	(b) (e)
Silver Point CLO 10 Ltd	SPCLO 2025-10A E	SOFR + 5.80%	7/15/2038	USD	118	109	(b) (e)
Sixth Street CLO XII Ltd	SIXST 2018-12A ER2	SOFR + 5.05%	1/17/2039	USD	298	297	(b) (e)
Stannaway Park Clo DAC	STPK 1A F	EURIBOR + 8.25%	1/23/2038	EUR	712	829	(b) (e)
Symphony CLO XVIII Ltd	SYMP 2016-18A ER4	SOFR + 5.85%	10/23/2037	USD	920	883	(b) (e)
Symphony CLO XXIX Ltd	SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	615	593	(b) (e)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	563	549	(b) (e)
TCW CLO 2025-2 Ltd	TCW 2025-2A E	SOFR + 6.25%	1/15/2039	USD	472	471	(b) (e)
Trimaran Cavu 2021-1 Ltd	CAVU 2021-1A ER	SOFR + 7.00%	7/23/2037	USD	1,129	1,122	(b) (e)
Trinitas CLO X Ltd	TRNTE 10A F	EURIBOR + 7.90%	11/15/2038	EUR	331	386	(b) (e)
Trinitas Clo XX Ltd	TRNTS 2022-20A ER	SOFR + 5.75%	7/20/2035	USD	592	550	(b) (e)
Trinitas CLO XXII Ltd	TRNTS 2023-22A ER	SOFR + 6.00%	3/20/2038	USD	693	690	(b) (e)
Trinitas CLO XXVII LTD	TRNTS 2024-27A ER	SOFR + 6.59%	4/18/2039	USD	322	319	(b) (e)
Trinitas CLO XXXII Ltd	TRNTS 2025-32A E	SOFR + 5.80%	7/23/2038	USD	486	484	(b) (e)
Trinitas CLO XXXIII Ltd	TRNTS 2025-33A E	SOFR + 5.95%	7/22/2038	USD	724	729	(b) (e)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	312	(b) (e)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,068	1,998	(b) (e)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,125	1,075	(b) (e)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	1,647	1,593	(b) (e)
Wellfleet CLO 2022-2 Ltd	WELF 2022-2A ER	SOFR + 7.75%	10/18/2037	USD	336	314	(b) (e)
Wilton Park CLO DAC	WILPA 1A ER	EURIBOR + 5.70%	7/15/2038	EUR	475	555	(b) (e)
Wind River 2023-1 CLO Ltd	WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	333	327	(b) (e)
TOTAL ASSET BACKED SECURITIES (Amortized cost $86,844)						$86,647
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 3.41%

Broadline Retail - 0.45%
Belk Inc	Common Stock		USD	82,904	$2,209	(a) (b) (d)

Commodity Chemicals - 0.09%
SI Group Inc	Common Stock		USD	38,157	457	(a) (b) (d)

Construction & Engineering - 0%
Yak Access LLC	Common Stock (Series A)		USD	9,358	1	(d)

Diversified Metals & Mining - 0.35%
Foresight Energy LLC	Common Stock		USD	320,381	1,727	(a) (b) (d)

Hotels, Resorts & Cruise Lines - 0.15%
NCL Corp Ltd	Common Stock		USD	39,846	724	(d)

Human Resource & Employment Services - 0%
SIRVA Worldwide Inc	Common Stock (Class A)		USD	2,475	—	(a) (b) (d)
SIRVA Worldwide Inc	Common Stock (Class B)		USD	32,077	—	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class A)	8/20/2030	USD	569	—	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class B)	8/20/2030	USD	287	—	(a) (b) (d)

Integrated Telecommunication Services - 0.14%
Numericable-SFR	Common Stock		EUR	32,652	675	(d)

Leisure Facilities - 1.39%
Aimbridge Acquisition Co Inc	Common Stock		USD	104,732	6,851	(a) (b) (d)

Oil & Gas Equipment & Services - 0.02%
Proserv Group Parent LLC	Preferred Stock		USD	36,249	96	(a) (b) (d)

Specialized Finance - 0.78%
Oxford Lane Capital Corp	Common Stock		USD	370,535	3,854	(d)

Health Care Facilities - 0.05%
Quorum Health Corp	Trade Claim		USD	3,964,000	239	(a) (b) (d)

TOTAL EQUITY & OTHER INVESTMENTS (Cost $28,856)					$16,833

TOTAL INVESTMENTS (Cost $740,557)					$701,520

Money Market Fund - 7.7%
U.S. Government Securities - 7.7%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			38,066,347	38,066	(g)
TOTAL MONEY MARKET FUND (Cost $38,066)					$38,066

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $778,623) - 149.68%					$739,586
LIABILITIES EXCEEDING OTHER ASSETS, NET - (49.68%)					(245,464)
NET ASSETS - 100.00%					$494,122
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of April 30, 2026 was 1.98%.
PRIME	Prime rate as of April 30, 2026 was 6.75%.
SOFR	Secured Overnight Financing Rate as of April 30, 2026 was 3.67%.
(a)	Security considered restricted. Refer to Note 5.
(b)	Value determined using significant unobservable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.
(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. As of April 30, 2026, the aggregate fair value of these securities was approximately $329.8 million, representing approximately 66.74% of the Fund's net assets.
(f)	Investment is an unfunded or partially funded commitment.
(g)	The money market fund's average 7-day yield as of April 30, 2026 was 3.57%.
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2026
(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $740,557)	$701,520
Cash and cash equivalents	39,079
Foreign currencies, at value (cost $9,272)	9,232
Dividends and interest receivable	9,563
Receivable for investments sold	9,092
Other assets	244
Total assets	$768,730

Liabilities
Credit facility (net of deferred financing costs of $95)	$188,917
Mandatorily redeemable preferred shares (net of deferred offering costs of $280)	49,720
Payable for investments purchased	32,965
Distribution payable	150
Investment advisory fees payable	651
Trustees' fees payable	1,649
Other accrued expenses	556
Total liabilities	274,608

Commitments and Contingencies (Note 7)
Net assets	$494,122

Net Assets
Paid-in capital (unlimited shares authorized — $0.001 par value)	$628,984
Accumulated deficit	(134,862)
Net assets	$494,122

Net asset value, price per share (40,985,165 shares)	$12.06

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2026
(in thousands)

Investment income
Interest income	$30,736
Dividend income	958
Payment-in-kind interest income	781
Other income	3,283
Total investment income	35,758

Expenses
Investment advisory fees	3,967
Credit facility interest expense	3,313
Preferred shares interest expense	982
Term loan fees	747
Professional fees	302
Administration fees	109
Trustees' fees	89
Other expenses	386
Total expenses before waiver	9,895
Investment advisory fees waiver	(214)
Net expenses	9,681
Net investment income	26,077

Realized and unrealized gains (losses)
Net realized gains (losses) on
Investments	(1,380)
Foreign currency transactions	1,639
Net realized gains	259
Net change in unrealized appreciation (depreciation) of
Investments	(20,944)
Foreign currency translation	(2,081)
Deferred Trustees’ fees	47
Net change in unrealized depreciation	(22,978)
Net realized and unrealized losses	(22,719)
Net increase in net assets resulting from operations	$3,358
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Statements of Changes in Net Assets
(in thousands, except share data)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (decrease) in net assets resulting from operations
Net investment income	$26,077	$43,489
Net realized gains (losses)	259	(2,197)
Net change in unrealized depreciation	(22,978)	(18,005)
Net increase in net assets resulting from operations	3,358	23,287

Distributions to shareholders
Net investment income	(29,878)	(52,937)
Total distributions to shareholders	(29,878)	(52,937)

Shareholder transactions (Note 11)
Asset acquisition (13,712,057 shares)	—	179,504
Proceeds from shares issued at-the-market (114,585 shares)	—	1,479
Shares issued in reinvestment of distributions (12,854 shares)	—	172
Increase in net assets from shareholder transactions	—	181,155
Net (decrease) increase in net assets	(26,520)	151,505
Net assets
Beginning of period (40,985,165 and 27,145,669 shares, respectively)	520,642	369,137
End of period (40,985,165 shares)	$494,122	$520,642
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Statement of Cash Flows
For the Six Months Ended April 30, 2026
(in thousands)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$3,358
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(273,620)
Proceeds from sales and repayments of investments	249,436
Net change in unrealized depreciation on investments	20,944
Net accretion of premiums and discounts	(3,663)
Net change in unrealized depreciation on foreign currency translation	2,081
Net realized loss on investments	1,380
Net realized gain on investments (foreign currency related)	(1,306)
Payment-in-kind interest	(781)
Net change in unrealized appreciation on deferred Trustees’ fees	(47)
Changes in assets and liabilities:
Decrease in payable for investments purchased	(26,106)
Decrease in receivable for investments sold	18,752
Decrease in dividends and interest receivable	366
Increase in other assets	(142)
Decrease in other accrued expenses	(78)
Decrease in Trustees' fees payable	(69)
Increase in investment advisory fees payable	29
Net cash used in operating activities	(9,466)
Cash Flows from Financing Activities:
Distributions paid to shareholders	(29,922)
Proceeds from credit facility	20,711
Paydown of credit facility	(7,000)
Net cash used in financing activities	(16,211)
Effect of exchange rate changes on cash	72
Net decrease in cash	(25,605)

Cash and Cash Equivalents
Beginning balance	73,916
Ending balance	$48,311

Supplemental disclosure of cash flow information:
Cash paid for interest expense	$4,729
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Per share operating performance (1)
Net asset value, beginning of period	$12.70	$13.60	$12.62	$12.47	$16.78	$14.86
Income (loss) from investment operations
Net investment income	0.64	1.17	1.45	1.49	1.35	1.40
Net realized and unrealized gains (losses)	(0.55)	(0.64)	0.99	0.77	(4.40)	1.78
Total from investment operations	0.09	0.53	2.44	2.26	(3.05)	3.18

Distributions from
Net investment income	(0.73)	(1.43)	(1.46)	(1.40)	(1.26)	(1.26)
Total distributions	(0.73)	(1.43)	(1.46)	(1.40)	(1.26)	(1.26)
Dilutive effect of rights offering	—	—	—	(0.71)	—	—
Net asset value, end of period	$12.06	$12.70	$13.60	$12.62	$12.47	$16.78
Total return (2)	(0.24)%	(2.53)%	37.06%	15.51%	(27.01)%	36.24%

Ratios to average net assets
Expenses, before advisory fee waiver	3.96%	4.22%	5.32%	4.95%	3.56%	3.12%
Expenses, after advisory fee waiver	3.87%	4.09%	5.32%	4.95%	3.56%	3.12%
Net investment income, before advisory fee waiver	10.35%	8.96%	10.78%	11.72%	9.08%	8.49%
Net investment income, after advisory fee waiver	10.43%	9.08%	10.78%	11.72%	9.08%	8.49%
Supplemental data
Market value/price	$11.34	$12.11	$13.95	$11.35	$11.08	$16.67
Price premium (discount)	(5.97)%	(4.65)%	2.57%	(10.06)%	(11.15)%	(0.66)%
Net assets, end of period (000’s)	$494,122	$520,642	$369,137	$342,359	$253,597	$341,267
Portfolio turnover rate (3)	35%	79%	59%	58%	32%	79%
(1) Per share calculations were performed using average shares.
(2)    Total return is computed based on NYSE market price of the Fund’s shares and excludes the effect of brokerage commissions. Distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return is for the period indicated and has not been annualized.
(3) Portfolio turnover rate is for the period indicated and has not been annualized. Portfolio turnover for the year ended October 31, 2025 excludes the assets acquired from the Insight Selection Income Fund.

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Notes to Financial Statements
1.Organization
KKR Income Opportunities Fund (the “Fund”) was organized on March 17, 2011 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on July 25, 2013. The Fund seeks to generate a high level of current income, with a secondary objective of capital appreciation. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
2.Summary of Significant Accounting Policies
Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is

Income Opportunities Fund	April 30, 2026 (Unaudited)

traded on an active exchange or in the secondary market, and current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third-party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third-party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Designee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.
For the six months ended April 30, 2026, there were no significant changes to the Fund’s fair value methodologies.
Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income, including payment-in-kind (“PIK”) interest income, is accrued as earned. PIK interest income is capitalized as additional principal, or collected in cash, on the interest payment dates. Dividends are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized using the effective interest method over the holding period of the investment. Paydown gains and losses on asset-backed securities are recorded as an adjustment to interest income. Realized gains and losses on investments are calculated using the specific identification method.
Other Income — Other income consists of non-recurring fees earned in the ordinary course of business, such as structuring, consent, amendment, and prepayment fees. Such fees are recognized when earned.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of April 30, 2026, the Fund was invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio — Institutional Class.
Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Distributions to Shareholders — Distributions are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Code, including distributing all of its investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the year ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2022-2025). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, ongoing analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.
3.Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, asset backed securities, common stocks and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, the conflict between the United States and Iran, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations, performance, liquidity and the value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the NAV and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Income Opportunities Fund	April 30, 2026 (Unaudited)

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.
Second Lien Risk — The Fund may invest in second lien loans and “last out” pieces of unitranche loans that will be junior in priority to the first lien loans and “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should it be forced to enforce its remedies.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.1% (0.99% from November 1, 2025 through February 7, 2026) of the average daily value of the Fund’s Managed Assets (the “Investment Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage.

Income Opportunities Fund	April 30, 2026 (Unaudited)

During the six months ended April 30, 2026, the Adviser earned an Investment Advisory Fee of $4.0 million and waived fees of $0.2 million.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.
Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.
Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Trustees who are not deemed to be “interested persons” of the Fund as defined in the 1940 Act (the “Independent Trustees”) to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.
5.Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2026, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$322,394	$20,139	$342,533
High Yield Securities	—	255,507	—	255,507
Asset Backed Securities	—	—	86,647	86,647
Equity and Other Investments	4,578	676	11,579	16,833
Money Market Fund	38,066	—	—	38,066
Total investments in securities	$42,644	$578,577	$118,365	$739,586
Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale and may only be resold to the public pursuant to an effective registration statement under the Securities Act of 1933 (“1933 Act”), or to qualified institutional buyers in transactions exempt from such registration. The Fund does not consider securities to be restricted if the securities may be resold in transactions exempt from registration under the 1933 Act, including pursuant to Rule 144A, and the Fund is able to sell the securities to qualified institutional buyers as of the end of the reporting period. The Fund does not incur registration costs upon the resale of securities to qualified institutional buyers in transactions exempt from registration. In certain circumstances, the issuer of restricted securities may bear the costs associated with registering such securities for resale.
In determining whether a restricted security is liquid, the Valuation Designee considers the availability of qualified institutional buyers, trading activity, dealer support and other relevant market-based factors. Restricted securities are generally valued utilizing market quotations, pricing services, or dealer quotations obtained from the secondary market. When market quotations are not readily available, or when a restricted security is determined to be illiquid,

Income Opportunities Fund	April 30, 2026 (Unaudited)

the security is valued at fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Such fair values are determined in good faith by the Valuation Designee, subject to the oversight of the Board.
The following are the details of the restricted securities held by the Fund (in thousands, except share amounts):

Issuer (1)	Asset	Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Equity & Other Investments
Belk Inc	Common Stock	82,904	$1,362	$2,209	7/22/2024	0.45%
SI Group Inc	Common Stock	38,157	4,547	457	12/23/2025	0.09%
Foresight Energy LLC	Common Stock	320,381	3,666	1,727	6/30/2020	0.35%
SIRVA Worldwide Inc	Common Stock (Class A)	2,475	7	—	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	32,077	37	—	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class A)	569	578	—	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class B)	287	128	—	8/20/2024	0.00%
Aimbridge Acquisition Co Inc	Common Stock	104,732	10,612	6,851	3/11/2025	1.39%
Proserv Group Parent LLC	Preferred Stock	36,249	142	96	5/7/2018	0.02%
Quorum Health Corp	Trade Claim	3,964,000	1,868	239	7/7/2020	0.05%
Total			$22,947	$11,579		2.35%
(1)Refer to the Schedule of Investments for more details on securities listed.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Leveraged Loans	Asset Backed Securities	Equity and Other Investments

Balances as of October 31, 2025	$31,124	$70,104	$11,861
Purchases	1,422	46,968	4,272
Sales and paydowns	(9,107)	(29,588)	—
Accretion of discounts	21	61	—
Net change in depreciation	(1,395)	(1,882)	(4,554)
Net realized gains (losses)	(1,926)	984	—
Balances as of April 30, 2026	$20,139	$86,647	$11,579
Net change in appreciation (depreciation) of investments held at April 30, 2026	$(3,130)	$(747)	$(4,403)

Income Opportunities Fund	April 30, 2026 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2026:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input
Leveraged Loans	$20,139	Yield Analysis	Yield	10.1% - 21.9% (19.7%)	Decrease
			Discount Margin	6.4% - 18.2% (16.0%)	Decrease
		Market Comparables	LTM EBITDA Multiple	5.6x	Increase
			Fwd EBITDA Multiple	4.8x - 11x (7x)	Increase
Asset Backed Securities	$86,647	Yield Analysis	Discount Margin	1.0% - 9.8% (7.0%)	Decrease
		Discounted Cash Flows	Probability of Default	2.0%	Decrease
			Constant Prepayment Rate (4)	20.0%	Increase
Equity & Other Investments	$11,579	Market Comparables	LTM EBITDA Multiple	4x	Increase
			Fwd EBITDA Multiple	3.5x - 11x (9.1x)	Increase
			Revenue Multiple	0.4x	Increase
		Discounted Cash Flows	WACC	18.0%	Decrease
		Black-Scholes	Risk Free Rate	3.8%	Decrease
			Volatility	40.0%	Increase
(1)For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.
(4)An increase in the constant prepayment rate would decrease the fair value of a security trading above par and increase the fair value of a security trading below par.
6.Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2026 were as follows (in thousands):

Purchases	$273,620
Sales	$249,436
There were no purchases or sales of U.S. Government securities.
7.Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2026, total unfunded commitments on these credit agreements were $4.0 million and the cumulative unrealized losses on these unfunded commitments were less than $0.1 million.
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

Income Opportunities Fund	April 30, 2026 (Unaudited)

8.Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise.
As of October 31, 2025, the Fund’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts (in thousands):

Accumulated Deficit	Paid-in Capital

$(12,175)	$12,175
The tax character of distributions declared for the six months ended April 30, 2026 and the year ended October 31, 2025 were as follows (in thousands):

	Ordinary Income	Return of Capital	Total

April 30, 2026*	$27,836	$2,042	$29,878
October 31, 2025	52,937	—	52,937
*The final tax character of any distribution declared during 2026 will be determined in January 2027 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.
As of October 31, 2025, the components of accumulated losses on a tax basis for the Fund are as follows (in thousands):

Undistributed Ordinary Income	Net Unrealized Depreciation	Other Temporary Differences	Total Accumulated Losses

$206	$(19,751)	$(84,677)	$(104,222)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. During the year ended October 31, 2025, the Fund did not utilize any capital loss carry-forwards. As of October 31, 2025, the Fund had non-expiring capital loss carry-forwards of $83.5 million.
As of October 31, 2025, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$721,761	$24,806	$(44,557)	$(19,751)

Income Opportunities Fund	April 30, 2026 (Unaudited)

9.Credit Facility
In October 2019, the Fund entered into a credit agreement (the “State Street Credit Facility”) with State Street Bank and Trust Company (“State Street”). The State Street Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $250.0 million, with an “accordion” feature that allows the Fund, under certain circumstances, to increase the size of the facility to a maximum of $300.0 million. The Fund may reduce or terminate the commitments under the State Street Credit Facility with three business days’ notice. State Street is required to provide the Fund with 270 days’ notice prior to terminating the State Street Credit Facility.
The State Street Credit Facility bears interest on the Secured Overnight Financing Rate plus a spread of 1.00%. An additional spread adjustment of 0.12%-0.33% is applied to borrowings denominated in the British pound. The Fund also pays a commitment fee on any unused commitment amounts between 0.15% and 0.25%, depending on utilization levels. The State Street Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2026, the Fund was in compliance with the terms of the State Street Credit Facility. The carrying value of the State Street Credit Facility approximates fair value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Fund’s credit facility for the six months ended April 30, 2026 were as follows (in thousands):

Stated interest expense	$3,204
Unused commitment fees	97
Amortization of deferred financing costs	12
Total interest expense	$3,313
Weighted average interest rate	3.73%
Average borrowings	$173,214
10. Mandatory Redeemable Preferred Shares
On October 15, 2019, the Fund issued 10-year mandatory redeemable preferred shares (the “MRPS”). The Fund authorized and issued 2.0 million MRPS with a total liquidation value of $50.0 million. The final redemption date of the MRPS is October 31, 2029. The Fund makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.81%. The mandatory redemption feature results in the MRPS being treated as debt of the Fund under GAAP. Consequently, the liquidation preference of the MRPS are recorded as a liability on the Statement of Assets and Liabilities, net of deferred offering costs. The estimated fair value of the MRPS is $45.7 million as of April 30, 2026. This fair value is based on Level 2 inputs under the fair value hierarchy.
Offering costs incurred in connection with the issuance of the MRPS have been recorded, and are being deferred and amortized through the final redemption date of the MRPS. The amortization of these costs is included in preferred shares interest expense in the Statement of Operations.
11. Shareholder Transactions
The Fund has entered into an at-the-market offering sales agreement with UBS Securities LLC (“UBS”), as sub-placement agent, and KKR Capital Markets LLC (“KCM”), as sales agent. UBS and KCM are collectively entitled to a commission rate of 1.0% of the gross sales price per share sold under this agreement. During the six months ended April 30, 2026, no shares were sold under this agreement.
The Adviser may at times, in its sole discretion, pay some or all of the commissions payable in connection with shares sold at-the-market or make additional supplemental payments to ensure that the sales price per share of the Fund’s

Income Opportunities Fund	April 30, 2026 (Unaudited)

common stock will not be less than the Fund’s NAV per share at the time of sale. Any such payments made by the Adviser are not subject to reimbursement by the Fund.
12. Segment Reporting
The Fund operates through a single operating and reporting segment with a principal objective of generating a high level of current income, with a secondary objective of capital appreciation. The Fund’s President acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus, against which the CODM assesses the Fund’s performance. In addition to other metrics, the CODM uses net increase/decrease in net assets resulting from operations as a key metric to assess the Fund’s performance against its benchmark. As the Fund’s investment operations comprise a single reporting segment, the segment assets are the same assets that are reported in the Statement of Assets and Liabilities, and significant segment expenses are the same as those listed on the Statement of Operations.

Income Opportunities Fund	April 30, 2026 (Unaudited)

VOTING RESULTS FROM THE MARCH 18, 2026 SHAREHOLDER MEETING
At the Annual Meeting of Shareholders held on March 18, 2026, shareholders approved the election of Jeffrey L. Zlot as a Class III Trustee to the Board of Trustees to serve a three year term expiring in 2029 based on the following results:

Total Outstanding Shares	40,985,165
Total Shares Voted	30,370,567
For	23,596,320
Withheld	6,774,247
At the Annual Meeting of Shareholders held on March 18, 2026, preferred shareholders approved the election of Rudy Pimentel as a Class III Trustee to the Board of Trustees to serve a three year term expiring in 2029 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0
At the Annual Meeting of Shareholders held on March 18, 2026, preferred shareholders approved the election of Jeffrey L. Zlot as a Class III Trustee to the Board of Trustees to serve a three year term expiring in 2029 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0

Income Opportunities Fund	April 30, 2026 (Unaudited)

Privacy Notice
Protection and Security of Your Personal Information
Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.
The Personal Information We Collect and How We Collect It
We collect the following types of personal information about individuals who are our investors:
•Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;
•Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and
•Information we receive from third parties such as demographic information and information collected to comply with law and regulation.
When you are no longer an investor with us, we continue to share your information as described in this notice.
How and Why We Share Personal Information
This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.
•For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•process your transactions;
•provide financial products or services to you;
•maintain your investment(s);
•secure business services, including printing, mailing, and processing or analyzing data;
•secure professional services, including accounting and legal services; or
•respond to court orders and legal investigations.
You cannot limit sharing by KKR for everyday business purposes.
•For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.
•For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.
•For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

Income Opportunities Fund	April 30, 2026 (Unaudited)

•For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.
•For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.
•For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.
U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates for everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.
How We Protect Your Personal Information
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Definitions
Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.
Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.
Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable for semi-annual report.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Income Opportunities Fund

By /s/ Rudy Pimentel
Rudy Pimentel, Principal Executive Officer

Date June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rudy Pimentel
Rudy Pimentel, Principal Executive Officer

Date June 25, 2026

By /s/ Justin Takao
Justin Takao, Principal Financial Officer

Date June 25, 2026